Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies
19.	Commitments and contingencies

(a)	Capital commitments

The Company’s capital commitment primarily relate to investing activities contracted but not yet reflected in the unaudited condensed consolidated financial statements:

Twelve months ending June 30,	Haicang Property
In thousands of USD
Less than one year	$-
2-3 years	-
4-5 years	3,050
More than 5 years	-
Total	$3,050

Other than those shown above, the Company did not have any significant commitments, long-term obligations, or guarantees as of June 30, 2024 and December 31, 2023.

(b)	Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of June 30, 2024 and December 31, 2023, the Company is not a party to any material legal or administrative proceedings.